Indebtedness (Tables)	9 Months Ended
Sep. 30, 2013
Indebtedness [Abstract]
Summary Of Indebtedness

			Remaining
	Outstanding		Term in
Property	Balance	Interest Rate	Years

Fixed Rate Secured Indebtedness
Lakeshore on the Hill	$6,763,337	4.48%	4.25
The Trails of Signal Mountain	8,288,723	4.92%	4.67
Westmont Commons	17,920,000	3.84%	9.25
Vintage at Madison Crossing	11,437,000	4.19%	9.50
The Pointe at Canyon Ridge	25,800,000	4.10%	11.67
St. James at Goose Creek	19,000,000	3.75%	9.75
Creekstone at RTP	23,250,000	3.88%	9.69
Talison Row	33,635,000	4.06%	9.92
Total fixed rate secured indebtedness	146,094,060	4.05%	9.50

Variable Rate Secured Indebtedness
Revolving Credit Facility	13,000,000	3.52%	2.33
Mercé Apartments	5,475,000	3.13%	5.09
Park at Fox Trails	14,768,713	3.12%	5.25
Post Oak	5,268,033	3.38%	4.84
Estates at Millenia	34,950,000	5.75%	0.68
Fountains Southend	30,000,000	5.75%	0.48
The Estates at Maitland	4,200,000	6.75%	0.57
Total variable rate secured indebtedness	107,661,746	4.91%	1.87

Total outstanding indebtedness	$253,755,806	4.41%	6.26

Schedule Of Maturities Of Outstanding Mortgage Notes Payable

Year	Amount Maturing
Remainder of 2013	$165,703
2014	70,026,131
2015	1,664,553
2016	15,850,475
2017	3,278,397
Thereafter	162,770,547
$253,755,806